Property and equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31, 2016	March 31, 2016
Computer equipment & furniture	$5,160	$5,160
Less: accumulated depreciation	(2,723)	(1,429)
Property and equipment, net	$2,437	$3,731

	March 31, 2016	March 31, 2015
Computer equipment & furniture	$5,160	$1,419
Less: accumulated depreciation	(1,429)	(631)
Property and equipment, net	$3,731	$788